INVENTORY	3 Months Ended
Mar. 31, 2024
INVENTORY

5. INVENTORY

	March 31, 2024	December 31, 2023
Process material stockpiles	$2,944	$4,050
Concentrate inventory	3,017	2,448
Materials and supplies	2,377	2,328
	$8,338	$8,826

The amount of inventory recognized as an expense for the three months ended March 31, 2024 totalled $10,054 (2023 – $7,794). See Note 13 for further details.

During the three months ended March 31, 2024, the Company wrote down Nil of materials and supplies inventory due to obsolescence (year ended December 31, 2023 – $270).